Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule

A schedule of future minimum rental payments required under our operating leases, excluding contingent rent, that have initial or remaining non-cancelable lease terms in excess of one year, as of September 26, 2015, is as follows (in thousands):

Remainder of fiscal year 2015	$341
Fiscal year 2016	1,521
Fiscal year 2017	1,534
Fiscal year 2018	1,318
Fiscal year 2019	1,105
Fiscal year 2020	977
Thereafter	4,166

Total	$10,962

A schedule of future minimum rental payments required under our operating leases, excluding contingent rent, that have initial or remaining non-cancelable lease terms in excess of one year, as of December 27, 2014, is as follows (in thousands):

Fiscal year 2015	$1,250
Fiscal year 2016	1,145
Fiscal year 2017	1,061
Fiscal year 2018	846
Fiscal year 2019	631
Thereafter	2,954

Total	$7,887